Debt - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) creditFacility payment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Jan. 18, 2022 USD ($)	Dec. 31, 2021 USD ($) creditFacility payment	Dec. 24, 2021 USD ($)	Oct. 15, 2021 USD ($)	Jul. 12, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 7,374		$ 6,255
Proceeds from debt	1,639		2,426
Repayments of bonds, notes and debentures	$ 155		$ 457
Repayments of borrowings including purchase premiums, classified as financing activities				$ 276,000,000
Number of credit facilities | creditFacility	1					1
Debt-to-capitalization ratio, maximum	0.6					0.6
Actual net debt-to-capitalization ratio	0.22		0.24			0.22				0.24
Non-operating income (expense)
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures			$ 11
Top of range
Disclosure of detailed information about borrowings [line items]
Debt-to-capitalization ratio, maximum	0.60					0.60
4.5% notes due January 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.50%							4.50%
Repayments of bonds, notes and debentures				104,000,000
4.75% notes due January 2022
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 190		$ 190
Borrowings, interest rate	4.75%		4.75%			4.75%				4.75%
Repayments of bonds, notes and debentures				52,000,000
4.75% notes due January 2022 | Other disposals of assets [member]
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 150,000,000
Borrowings, interest rate					4.75%
3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 137		$ 139
Borrowings, interest rate	3.75%		3.75%			3.75%				3.75%
Repayments of bonds, notes and debentures				112,000,000
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 550,000,000
Borrowings, interest rate			3.90%							3.90%
Borrowings, effective interest rate			4.08%							4.08%
Issued at percent of face value			99.513%							99.513%
Redemption price	100.00%					100.00%
Proceeds from debt		$ 542,000,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 0		$ 334
Undrawn borrowing facilities								$ 4,000,000,000.0
Antamina credit facilities
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 158,000,000
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 2,785		$ 1,423			2,300,000,000
Face amount of debt						$ 2,500,000,000
Number of semi-annual payments | payment	17					17
$1B revolving facility
Disclosure of detailed information about borrowings [line items]
Cancelled borrowing facilities								$ 1,000,000,000.0
Outstanding notes, except for notes due October 2035
Disclosure of detailed information about borrowings [line items]
Redemption price	100.00%					100.00%
Outstanding Notes and Private Purchase
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures				268,000,000
Surety Bond
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 840
Stand alone credit facility
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit	$ 2,100
2020 Tender Offer
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures				$ 13,000,000
One billion loan agreement
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 225,000,000
Short-Term Loan Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 18,000,000
Antamina
Disclosure of detailed information about borrowings [line items]
Ownership interest in joint operation	22.50%	22.50%
Antamina | One billion loan agreement
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 1,000,000,000.0
Antamina | Short-Term Loan Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 80,000,000
Borrowings, interest rate							0.60%